Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies

18. COMMITMENTS AND CONTINGENCIES

As part of its principle business, the Company entered into arrangements and incurred obligations that will impact the Company’s future operations and liquidity. The principal commitments of the Company are as follows:

			Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	32,156	32,156	-	-	-
Long-term debt	Yes-Liability	37,539	-	37,539	-	-
Other long-term liabilities	Yes-Liability	614	-	614	-	-
Derivative commodity contracts	Yes-Liability	217	217	-	-	-
Total		70,526	32,373	38,153	-	-

[1]	Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2019 exchange rates.
[3]	Excludes deferred financing costs of $0.5 million.

Pursuant to the PSC for North West Sitra in Egypt, the Company had a minimum financial commitment of $10.0 million and a work commitment for two wells and 300 square kilometers of 3-D seismic during the initial three-and-a-half-year exploration period, which commenced on January 8, 2015. The Company requested and received a six-month extension of the initial exploration period to January 7, 2019. The Company met its financial and operating commitments and based on well results did not elect to enter the second exploration phase. The concession was relinquished on January 7, 2019.

Pursuant to the approved South Ghazalat development lease, the Company is committed to drill one exploration well during the initial four year period of the 20 year development lease. The Company has issued a production guarantee in the amount of $1.0 million which will be released when the commitment well has been drilled.

In the normal course of its operations, the Company may be subject to litigation and claims. Although it is not possible to estimate the extent of potential costs, if any, management believes that the ultimate resolution of such contingencies would not have a material adverse impact on the results of operations, financial position or liquidity of the Company.

The Company is not aware of any material provisions or other contingent liabilities as at December 31, 2019.